Income Tax - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Current	$ (258)	$ (375)	$ (259)	$ (770)
Deferred			226
Income tax expense	$ (258)	$ (375)	$ (33)	$ (770)